Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Summary of anti-dilutive common shares outstanding

	December 31,
	2013	2012

Series A Preferred Stock	-	160,000
Series B Preferred Stock	-	18,080,050
Series C Preferred Stock	-	13,560,038
Series D Preferred Stock	-	194,560
Series E Preferred Stock	-	5,119,460
Series F Preferred Stock	-	1,047,319
Series G Preferred Stock	-	-
Series H Preferred Stock	-	2,345,548
Series I Preferred Stock	-	1,135,647
Warrants	681,200	8,614,274
Convertible Debenture	2,039,858	-
	2,721,058	50,256,896

Summary of assets and liabilities measured at fair value on a recurring basis
Fair Value Measurements at Reporting Date Using
	Quoted Prices
	in Active	Significant Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
	December 31, 2013
Liabilities:
Warrant derivatives	$-	$-	$19,877,723
Long term contingent consideration	-	-	1,614,882
Contingent consideration	-	-	4,513,937

Total liabilities at fair value	$-	$-	$26,006,542

	December 31, 2012
Liabilities:
Warrant derivatives	$-	$-	$33,593
Long term contingent consideration	-	-	557,933
Contingent consideration	-	-	4,624,367

Total liabilities at fair value	$-	$-	$5,215,893

Summary of changes in fair value of Level 3 financial intruments

Amount
Balance as of December 31, 2011	$180,164

Change in fair value of derivative	(198,908)
Warrant derivatives fair value on date of issuance	193,944
Fair value of long term consideration recorded at date of acquisition	557,933
Fair value of contingent consideration recorded at date of acquisition	4,482,760
Balance as of December 31, 2012	$5,215,893

Change in fair value of warrant derivative	14,156,361
Warrant derivatives fair value and fair value of conversion feature on date of issuance	6,814,000
Change in fair value of contingent consideration	3,131,130
Settlement of derivative liabilities	(6,185,478)
Fair value of long term consideration recorded at date of acquisition	932,051
Fair value of contingent consideration recorded at date of acquisition	1,942,585
Balance December 31, 2013	$26,006,542